UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

Foreside Management Services, LLC

690 Taylor Road, Suite 210

Gahanna, OH 43230

(Address of principal executive offices) (Zip Code)

Foreside Management Services, LLC

690 Taylor Road, Suite 210

Gahanna, OH 43230

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 416-9058

Date of fiscal year end: June 30

Date of reporting period: September 30, 2019

Item 1. Schedules of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Portfolio Investments

AAMA Equity Fund

September 30, 2019 (Unaudited)

COMMON STOCKS - 49.1%	Shares	Value
AEROSPACE & DEFENSE - 2.0%
Boeing Company (The)	11,000	$4,185,170
Spirit AeroSystems Holdings, Inc. - Class A	8,900	731,936
United Technologies Corporation	13,438	1,834,555
		6,751,661
AIRLINES - 0.5%
Southwest Airlines Company	35,200	1,901,152

BANKS - 4.4%
Bank of America Corporation	123,800	3,611,246
BB&T Corporation	36,800	1,964,016
JPMorgan Chase & Company	37,400	4,401,606
SunTrust Banks, Inc.	11,000	756,800
U.S. Bancorp	42,900	2,374,086
Zions Bancorporation, N.A.	47,400	2,110,248
		15,218,002
BEVERAGES - 0.6%
PepsiCo, Inc.	16,400	2,248,440

BIOTECHNOLOGY - 0.8%
Amgen, Inc.	15,000	2,902,650

BUILDING PRODUCTS - 0.8%
Johnson Controls International plc	47,600	2,089,164
Masco Corporation	13,200	550,176
		2,639,340
COMMUNICATIONS EQUIPMENT - 1.0%
Cisco Systems, Inc.	71,600	3,537,756

CONSTRUCTION & ENGINEERING - 0.2%
Quanta Services, Inc.	16,100	608,580

CONSUMER FINANCE - 1.0%
Capital One Financial Corporation	36,500	3,320,770

CONTAINERS & PACKAGING - 0.8%
Ball Corporation	37,000	2,693,970

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

COMMON STOCKS - 49.1% (Continued)	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%
Verizon Communications, Inc.	73,100	$4,412,316

ELECTRIC UTILITIES - 0.4%
Exelon Corporation	30,000	1,449,300

ELECTRICAL EQUIPMENT - 0.5%
Emerson Electric Company	24,400	1,631,384

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.1%
Corning, Inc.	134,800	3,844,496

ENERGY EQUIPMENT & SERVICES - 0.6%
Schlumberger Ltd.	65,000	2,221,050

FOOD & STAPLES RETAILING - 1.6%
Kroger Company (The)	77,500	1,997,950
Walmart, Inc.	29,100	3,453,588
		5,451,538
FOOD PRODUCTS - 0.7%
Conagra Brands, Inc.	80,000	2,454,400

HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
Edwards Lifesciences Corporation (a)	9,700	2,133,127
Medtronic plc	15,100	1,640,162
		3,773,289
HEALTH CARE PROVIDERS & SERVICES - 1.8%
Humana, Inc.	8,700	2,224,329
UnitedHealth Group, Inc.	10,400	2,260,128
Universal Health Services, Inc. - Class B	12,100	1,799,875
		6,284,332
HOTELS, RESTAURANTS & LEISURE - 0.7%
Carnival Corporation	55,000	2,404,050

HOUSEHOLD DURABLES - 0.3%
Newell Brands, Inc.	50,000	936,000

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

COMMON STOCKS - 49.1% (Continued)	Shares	Value
HOUSEHOLD PRODUCTS - 0.8%
Procter & Gamble Company (The)	21,900	$2,723,922

INTERACTIVE MEDIA & SERVICES - 1.2%
Alphabet, Inc. - Class A (a)	3,400	4,151,876

INTERNET & DIRECT MARKETING RETAIL - 1.2%
Amazon.com, Inc. (a)	2,400	4,166,184

IT SERVICES - 1.7%
Mastercard, Inc. - Class A	11,100	3,014,427
Visa, Inc. - Class A	17,400	2,992,974
		6,007,401
MACHINERY - 0.5%
Cummins, Inc.	10,000	1,626,700

METALS & MINING - 0.6%
Freeport-McMoRan, Inc.	200,000	1,914,000

MULTI-UTILITIES - 0.4%
Public Service Enterprise Group, Inc.	25,000	1,552,000

OIL, GAS & CONSUMABLE FUELS - 2.1%
Chevron Corporation	9,000	1,067,400
Diamondback Energy, Inc.	11,000	989,010
Exxon Mobil Corporation	41,600	2,937,376
ONEOK, Inc.	17,000	1,252,730
Pioneer Natural Resources Company	9,000	1,131,930
		7,378,446
PHARMACEUTICALS - 2.6%
Bristol-Myers Squibb Company	70,000	3,549,700
Johnson & Johnson	24,000	3,105,120
Pfizer, Inc.	61,500	2,209,695
		8,864,515
ROAD & RAIL - 1.7%
Norfolk Southern Corporation	14,200	2,551,172
Union Pacific Corporation	19,800	3,207,204
		5,758,376

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

COMMON STOCKS - 49.1% (Continued)	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
Applied Materials, Inc.	93,800	$4,680,620
Intel Corporation	64,300	3,313,379
QUALCOMM, Inc.	50,900	3,882,652
Texas Instruments, Inc.	31,700	4,096,908
		15,973,559
SOFTWARE - 3.3%
Adobe, Inc. (a)	13,200	3,646,500
Microsoft Corporation	32,500	4,518,475
Oracle Corporation	57,000	3,136,710
		11,301,685
SPECIALTY RETAIL - 2.4%
Advance Auto Parts, Inc.	20,000	3,308,000
Home Depot, Inc. (The)	17,000	3,944,340
Lowe's Companies, Inc.	9,000	989,640
		8,241,980
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.5%
Apple, Inc.	22,800	5,106,516

TRADING COMPANIES & DISTRIBUTORS - 1.2%
Fastenal Company	30,000	980,100
W.W. Grainger, Inc.	10,100	3,001,215
		3,981,315
WIRELESS TELECOMMUNICATION SERVICES - 1.1%
T-Mobile US, Inc. (a)	50,300	3,962,131

TOTAL COMMON STOCKS (Cost $139,776,884)		$169,395,082

EXCHANGE-TRADED FUNDS - 35.9%	Shares	Value
iShares Core S&P 500 ETF	101,200	$30,210,224
iShares Core S&P U.S. Growth ETF	239,600	15,063,652
Schwab U.S. Large-Cap ETF	401,700	28,492,581
Vanguard Growth ETF	112,500	18,706,500

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

EXCHANGE-TRADED FUNDS - 35.9% (Continued)	Shares	Value
Vanguard S&P 500 ETF	115,600	$31,512,560
TOTAL EXCHANGE-TRADED FUNDS (Cost $99,374,357)		$123,985,517

U.S. TREASURY OBLIGATIONS - 8.7%	Coupon	Maturity	Principal Amount	Fair Value
U.S. Treasury Bills - 8.7% (b)
U.S. Treasury Bill (Cost $29,979,112)	1.792%	10/15/19	$30,000,000	$29,979,632

MONEY MARKET FUNDS - 8.2%	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Advisory Class, 1.600% (c) (Cost $28,309,260)	28,309,260	$28,309,260

TOTAL INVESTMENTS (Cost $297,439,613) - 101.9%		$351,669,491

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9%)		(6,481,167)

NET ASSETS - 100.0%		$345,188,324

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of September 30, 2019.

plc - Public Liability Company

See accompanying notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments

AAMA Income Fund

September 30, 2019 (Unaudited)

U.S. GOVERNMENT AGENCIES - 5.6%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK - 3.5%
Federal Home Loan Bank	2.125%	02/11/20	$5,000,000	$5,003,667

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.1%
Federal Home Loan Mortgage Corporation	2.500%	04/23/20	3,000,000	3,010,225

TOTAL U.S. GOVERNMENT AGENCIES (Cost $7,987,512)				$8,013,892

U.S. TREASURY OBLIGATIONS - 90.2%	Coupon	Maturity	Principal Amount	Fair Value
U.S. Treasury Notes - 90.2%
U.S. Treasury Notes	3.375%	11/15/19	$7,000,000	$7,011,090
U.S. Treasury Notes	1.375%	01/15/20	12,000,000	11,982,188
U.S. Treasury Notes	1.500%	05/15/20	2,000,000	1,995,469
U.S. Treasury Notes	3.500%	05/15/20	6,000,000	6,060,469
U.S. Treasury Notes	1.625%	07/31/20	10,000,000	9,980,859
U.S. Treasury Notes	1.375%	09/15/20	3,000,000	2,988,867
U.S. Treasury Notes	2.625%	11/15/20	5,000,000	5,044,531
U.S. Treasury Notes	3.625%	02/15/21	7,000,000	7,176,641
U.S. Treasury Notes	2.250%	04/30/21	10,000,000	10,080,078
U.S. Treasury Notes	2.125%	06/30/21	10,000,000	10,073,828
U.S. Treasury Notes	2.000%	08/31/21	10,000,000	10,061,719
U.S. Treasury Notes	2.000%	11/15/21	3,000,000	3,022,617
U.S. Treasury Notes	1.875%	01/31/22	5,000,000	5,027,539
U.S. Treasury Notes	1.875%	05/31/22	5,000,000	5,036,914
U.S. Treasury Notes	1.875%	07/31/22	2,000,000	2,015,156
U.S. Treasury Notes	2.000%	11/30/22	10,000,000	10,126,953
U.S. Treasury Notes	1.750%	01/31/23	5,000,000	5,026,758
U.S. Treasury Notes	1.750%	05/15/23	10,000,000	10,058,984
U.S. Treasury Notes	2.500%	05/15/24	6,000,000	6,247,969
TOTAL U.S. TREASURY OBLIGATIONS (Cost $128,190,630)				$129,018,629

Schedule of Portfolio Investments (Continued)

AAMA Income Fund

MONEY MARKET FUNDS - 3.7%	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Advisory Class, 1.600% (a) (Cost $5,281,184)	5,281,184	$5,281,184

TOTAL INVESTMENTS (Cost $141,459,326) - 99.5%		$142,313,705

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		661,298

NET ASSETS - 100.0%		$142,975,003

(a)	The rate shown is the 7-day effective yield as of September 30, 2019.

See accompanying notes to Schedules of Portfolio Investments.

Asset Management Funds

Notes to Schedules of Portfolio Investments

September 30, 2019 (Unaudited)

The AAMA Equity Fund and AAMA Income Fund (individually, a “Fund” and collectively the “Funds”) are separate series of Asset Management Funds (the “Trust”). The Trust was reorganized as a Delaware statutory trust on September 30, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. The Trust follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financials Services - Investment Companies.” The Trust Agreement permits the Board of Trustees (“Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series. Each Fund is represented by a series of shares separate from those of the Trust’s other series. Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

The investment adviser to the Funds is Advanced Asset Management Advisers, Inc. (the “Adviser”).

The Trust maintains an insurance policy that insures its officers and Trustees against certain liabilities. Under the Trust’s organization documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund.

Significant accounting policies are as follows:

1. Securities Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities and Exchange-Traded Funds (“ETFs”) for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are normally traded. Investments in open-end investment companies, other than ETFs, are valued at their reported net asset value (“NAV”). In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which may approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Asset Management Funds

Notes to Schedules of Portfolio Investments (Continued)

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain prices have become stale, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2019:

AAMA Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$169,395,082	$-	$-	$169,395,082
Exchange-Traded Funds	123,985,517	-	-	123,985,517
U.S. Treasury Obligations	-	29,979,632	-	29,979,632
Money Market Funds	28,309,260	-	-	28,309,260
Total	$321,689,859	$29,979,632	$-	$351,669,491

AAMA Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$-	$8,013,892	$-	$8,013,892
U.S. Treasury Obligations	-	129,018,629	-	129,018,629
Money Market Funds	5,281,184	-	-	5,281,184
Total	$5,281,184	$137,032,521	$-	$142,313,705

Refer to each Fund’s Schedule of Portfolio Investments for a listing of the securities by security type and industry type. The Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended September 30, 2019.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Asset Management Funds

Notes to Schedules of Portfolio Investments (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of September 30, 2019:

	AAMA Equity Fund	AAMA Income Fund
Cost of portfolio investments	$297,439,649	$141,459,326
Gross unrealized appreciation	$56,611,316	$927,974
Gross unrealized depreciation	(2,381,474)	(73,595)
Net unrealized appreciation	$54,229,842	$854,379

The difference between the federal income tax cost of portfolio investments and the Schedule of Portfolio Investments cost for AAMA Equity Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Investment in Other Investment Companies

The Funds may invest a significant portion of their assets in shares of one or more investment companies, including ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their fair value. There are certain risks associated with investments in ETFs. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that a Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of September 30, 2019, the AAMA Equity Fund had 35.9% of the value of its net assets invested in ETFs.

AAAMCO ULTRASHORT FINANCING FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES	10.5%
1 Mo. London Interbank Offering Rate (LIBOR)	10.5%
Fannie Mae REMICS
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor, 6.50% Cap), 2.27%(1),(2)		9/25/46	$13,509,597	$13,426,095
Freddie Mac
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor), 2.34%(1),(2)		2/25/23	14,930,625	14,918,540
(Floating, ICE LIBOR USD 1M + 0.34%, 0.34% Floor), 2.43%(1),(2)		8/25/24	3,860,299	3,840,214
Freddie Mac REMICS
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 6.50% Cap), 2.32%(1),(2)		1/15/35	3,260,365	3,259,573
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 6.50% Cap), 2.32%(1),(2)		4/15/38	9,853,222	9,848,216
Government National Mortgage Association
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 6.50% Cap), 2.49%(1),(2)		3/20/49	16,266,932	16,309,326
				61,601,964
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES (Cost $61,633,806)				61,601,964
FIXED RATE MORTGAGE-RELATED SECURITIES	1.1%
Collateralized Mortgage Obligations	1.1%
Government National Mortgage Association 2.50%		5/20/65	6,535,366	6,530,807
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (Cost $6,508,650)				6,530,807
REPURCHASE AGREEMENTS	88.5%
Amherst Pierpont Securities LLC, 2.50%, (Agreement dated 09/25/19 to be repurchased at $30,014,583.33 on 10/02/19. Collateralized by U.S. Treasuries and Government Mortgage-Backed Securities, 0.00% - 4.50%, with a value of $32,305,842, due at 07/15/24 - 08/20/69)			30,000,000	30,000,000
BCM HIF, L.P., 2.55%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Pools, 5.186% - 5.988%, with a value of $30,635,926, due at 05/25/29 - 06/25/44 and cash equivalents of $5,722,122)			31,825,670	31,825,670
BMO Capital Markets, 2.35%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by SBA Loans, with a value of $46,887,459 due at 04/15/29 - 10/15/44 and cash equivalents of $2,598,195)			46,970,299	46,970,299
Brean Capital, 2.50%, (Agreement dated 09/25/19 to be repurchased at $63,316,764 on 10/02/19. Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $66,693,589, due at 11/20/61 - 08/20/69)			63,286,000	63,286,000
Capstead Mortgage, 2.56%, (Agreement dated 09/25/19 to be repurchased at $91,601,575 on 10/02/19. Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $95,427,071, due 03/27/27 - 02/15/48)			91,556,000	91,556,000
Capstead Mortgage, 2.66%, (Agreement dated 09/25/19 to be repurchased at $21,020,867 on 10/02/19. Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $21,575,399, due 03/25/36 - 02/25/45)			21,010,000	21,010,000

See notes to Schedule of Investments.

AAAMCO ULTRASHORT FINANCING FUND

SCHEDULE OF INVESTMENTS (concluded)

September 30, 2019 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (continued)	1.1%
JVB Financial, 2.35%, (Agreement dated 09/27/19 to be repurchased at $35,008,944 on 10/01/19. Collateralized by U.S. Government Mortgage-Backed Security, VRN, with a value of $35,660,076, due 09/01/49)			35,000,000	$35,000,000
JVB Financial, 2.35%, (Agreement dated 09/30/19 to be repurchased at $15,000,979 on 10/01/19. Collateralized by U.S. Government Mortgage-Backed Security, VRN, with a value of $15,339,848, due 04/01/34)			15,000,000	15,000,000
JVB Financial, 2.79%, (Agreement dated 09/23/19 to be repurchased at $5,546,772 on 10/24/19. Collateralized by TMC Master Trust Series 2016-M3 Certificates, 2.75% - 6.00%, with a value of $5,904,496, due at 09/01/49 - 10/01/49)			5,533,906	5,533,906
JVB Financial, 2.80%, (Agreement dated 09/30/19 to be repurchased at $44,012,837 on 10/31/19. Collateralized by NMSI Master Trust Series 2018-N2 Certificates, 4.88% - 6.00%, with a value of $45,867,028, due at 12/01/48 - 08/01/49)			43,906,972	43,906,972
Nathan Hale Capital, 2.28%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $2,513,440, due 10/20/37 - 09/20/49)			2,408,000	2,408,000
Performance Trust, 2.40%, (Agreement dated 09/25/19 to be repurchased at $2,786,300 on 10/02/19. Collateralized by U.S. Government Mortgage-Backed Security Fixed, with a value of $2,935,860, due 05/20/36)			2,785,000	2,785,000
Solomon Hess SBA, 2.75%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by a SBA Loans, with a value of $3,431,932, due 05/15/26 and investment line of $7,483,259 cash equivalents of $113,908)			3,647,058	3,647,058
Solomon Hess, 2.75%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by a SBA Loans, with a value of $25,981,857, due 04/15/26 - 06/15/43 and investment line of $5,463,269 cash equivalents of $249,823)			26,104,472	26,104,472
Stifel, 2.35%, (Open repurchase agreement which the Fund can initiate closure at any time. Collateralized by a U.S. Government Mortgage-Backed Securities, Fixed and VRN, with a value of $105,569,932, due 09/25/25 - 01/15/49)			99,998,958	99,998,958
TOTAL REPURCHASE AGREEMENTS (Cost $519,032,335)				519,032,335
TOTAL INVESTMENTS (Cost $587,174,791)	100.1%			$587,165,106
NET OTHER ASSETS (LIABILITIES)	(0.1)%			(723,837)
NET ASSETS	100.0%			$586,441,269

(1)	Variable rate security. The rate presented is the rate in effect at September 30, 2019.
(2)	ICE LIBOR is a benchmark rate produced from the average of interest rates that some of the world’s leading banks charge each other for short-term loans.

See notes to Schedule of Investments.

ULTRA SHORT MORTGAGE FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES	71.1%
1 Mo. London Interbank Offering Rate (LIBOR)	68.3%
Freddie Mac REMICS
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 7.00% Cap), 2.35%(1),(2)		7/15/34	$3,569,069	$3,573,062
Government National Mortgage Association
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 7.00% Cap), 2.43%(1),(2)		3/16/42	6,220,658	6,228,037
				9,801,099
12 Mo. London Interbank Offering Rate (LIBOR)	0.5%
Fannie Mae
(Floating, ICE LIBOR USD 1Y + 1.71%, 1.71% Floor, 10.22% Cap), 4.28%(1),(2)		9/1/36	70,652	74,138
6 Mo. Certificate Of Deposit Based ARMS	2.3%
Fannie Mae
(Floating, ICE LIBOR USD 6M + 1.00%, 1.00% Floor, 11.96% Cap), 3.65%(1),(2)		6/1/21	9,183	9,187
(Floating, ICE LIBOR USD 6M + 1.51%, 1.51% Floor, 10.55% Cap), 4.10%(1),(2)		12/1/24	192,407	195,979
Freddie Mac
(Floating, ICE LIBOR USD 6M + 1.89%, 1.89% Floor, 9.84% Cap), 4.55%(1),(2)		1/1/26	122,517	124,851
				330,017
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES (Cost $10,203,599)				10,205,254
FIXED RATE MORTGAGE-RELATED SECURITIES	22.7%
Collateralized Mortgage Obligations	22.7%
Government National Mortgage Association 2.50%		5/20/65	3,267,683	3,265,403
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (Cost $3,254,597)				3,265,403

	Percentage of Net Assets		Shares	Value
INVESTMENT COMPANIES	6.8%
Northern Institutional Treasury Portfolio Premier Class, 1.90%*			971,848	$971,848
TOTAL INVESTMENT COMPANIES (Cost $971,848)				971,848
TOTAL INVESTMENTS (Cost $ 14,430,044)	100.6%			$14,442,505
NET OTHER ASSETS (LIABILITIES)	(0.6)%			(91,915)
NET ASSETS	100.0%			$14,350,590

*	The rate presented is the 7-day effective yield in effect at September 30, 2019.
(1)	ICE LIBOR is a benchmark rate produced from the average of interest rates that some of the world’s leading banks charge each other for short-term loans.
(2)	Variable rate security. The rate presented is the rate in effect at September 30, 2019.

See notes to Schedule of Investments.

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.0%
Banks	3.3%
Comerica, Inc.		7,000	$461,930
PNC Financial Services Group (The), Inc.		6,500	911,040
			1,372,970
Capital Goods	9.5%
Cummins, Inc.		10,000	1,626,700
Honeywell International, Inc.		5,500	930,600
Ingersoll-Rand PLC		7,689	947,362
Lockheed Martin Corp.		1,150	448,569
			3,953,231
Consumer Durables & Apparel	1.9%
NIKE, Inc.		8,600	807,712
Consumer Services	2.5%
Carnival Corp.		23,396	1,022,639
Diversified Financials	3.4%
Ameriprise Financial, Inc.		2,000	294,200
Charles Schwab (The) Corp.		1,600	66,928
Discover Financial Services		12,942	1,049,467
			1,410,595
Energy	4.8%
ConocoPhillips		10,000	569,800
EOG Resources, Inc.		1,500	111,330
Valero Energy Corp.		15,257	1,300,507
			1,981,637
Food & Staples Retailing	4.0%
Costco Wholesale Corp.		5,850	1,685,443
Food, Beverage & Tobacco	0.5%
Philip Morris International, Inc.		2,500	189,825
Health Care Equipment & Services	3.1%
UnitedHealth Group, Inc.		5,892	1,280,449
Household & Personal Products	2.6%
Estee Lauder Cos (The), Inc.		1,500	298,425
Procter & Gamble		6,400	796,032
			1,094,457
Insurance	7.9%
Aflac, Inc.		30,150	1,577,448
Progressive (The) Corp.		19,700	1,521,825
Prudential Financial, Inc.		2,188	196,811
			3,296,084
Materials	1.7%
LyondellBasell Industries NV		7,753	693,661
Media	2.1%
Comcast Corp.		19,000	856,520
Pharmaceuticals & Biotechnology	10.1%
AbbVie, Inc.		15,000	1,135,800
Amgen, Inc.		6,570	1,271,361

See notes to Schedule of Investments.

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Bristol-Myers Squibb Co.		9,700	$491,887
Eli Lilly & Co.		11,900	1,330,777
			4,229,825
Real Estate	2.3%
Simon Property Group, Inc.		6,137	955,224
Retailing	5.1%
Best Buy Co., Inc.		6,000	413,940
Dollar General Corp.		1,000	158,940
Home Depot (The), Inc.		6,676	1,548,966
			2,121,846
Semiconductors & Semiconductor	4.8%
Broadcom, Inc.		5,400	1,490,778
KLA-Tencor Corp.		3,000	478,350
Texas Instruments, Inc.		400	51,696
			2,020,824
Software & Services	19.1%
Accenture PLC		7,600	1,461,860
Alphabet, Inc.(a)		1,410	1,721,807
Intuit, Inc.		6,250	1,662,125
Mastercard, Inc.		5,000	1,357,850
Microsoft Corp.		12,700	1,765,681
			7,969,323
Technology Hardware & Equipment	1.5%
Cisco Systems, Inc.		13,000	642,330
Telecommunication Services	3.7%
AT&T, Inc.		41,000	1,551,440
Utilities	2.1%
Exelon Corp.		18,500	893,735
TOTAL COMMON STOCKS (Cost $30,980,492)			40,029,770

See notes to Schedule of Investments.

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (concluded)

September 30, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	4.0%
Northern Institutional Treasury Portfolio Premier Class, 1.90%*		1,672,042	$1,672,042
TOTAL INVESTMENT COMPANIES (Cost $1,672,042)			1,672,042
TOTAL INVESTMENTS (Cost $32,652,534)	100.0%		$41,701,812
NET OTHER ASSETS (LIABILITIES)	(0.0)%		(10,101)
NET ASSETS	100.0%		$41,691,711

*	The rate presented is the 7-day effective yield in effect at September 30, 2019.
(a)	Non-income producing security.

See notes to Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS

September 30, 2019

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013- 08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” As of September 30, 2019, the Trust is authorized to issue an unlimited number of shares, at no par value, in three separate series: the AAAMCO Ultrashort Financing Fund, the Ultra Short Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). The AAAMCO Ultrashort Financing Fund is authorized to issue two classes of shares: Class I Shares and Class Y Shares. Class I and Class Y Shares of the AAAMCO Ultrashort Financing Fund have the same rights and obligations except: (i) Class I Shares bear a distribution fee, while Class Y Shares do not have any distribution fee, which will cause Class I Shares to have a higher expense ratio and to pay lower dividends than those related to Class Y Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements. The AAAMCO Ultrashort Financing Fund commenced operations on June 6, 2017. The Ultra Short Mortgage Fund offers a single class of shares. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividend rates than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund.

A. Significant accounting policies are as follows:

SECURITY VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The Funds’ prices for equity securities are generally provided by an independent third party pricing service approved by the Board as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value (“NAV”) as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2019

The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. Repurchase agreements are valued at par daily, as long as the market value of collateral is sufficient to support this valuation. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Pricing Committee has determined that such valuations are unreliable, the Board has approved the use of a fair valuation methodology implemented by the Pricing Committee to fair value the security or securities.

Within the fair value pricing methodology implemented by the Pricing Committee, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/ dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2019:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
AAAMCO Ultrashort Financing Fund
Adjustable Rate Mortgage-Related Securities	$—	$61,601,964	$—	$61,601,964
Fixed Rate Mortgage-Related Securities	—	6,530,807	—	6,530,807
Repurchase Agreements	—	519,032,335	—	519,032,335
Total Investments	—	587,165,106	—	587,165,106
Ultra Short Mortgage Fund
Adjustable Rate Mortgage-Related Securities	—	10,205,254	—	10,205,254
Fixed Rate Mortgage-Related Securities	—	3,265,403	—	3,265,403
Investment Companies	971,848	—	—	971,848
Total Investments	971,848	13,470,657	—	14,442,505
Large Cap Equity Fund
Common Stocks	40,029,770	—	—	40,029,770
Investment Companies	1,672,042	—	—	1,672,042
Total Investments	41,701,812	—	—	41,701,812

NOTES TO FINANCIAL STATEMENTS (concluded)

September 30, 2019

As of September 30, 2019, there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 as of September 30, 2019, based on levels assigned to securities as of September 30, 2019.

REPURCHASE AGREEMENTS

The AAAMCO Ultrashort Financing Fund and the Ultra Short Mortgage Fund may invest in obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks that may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The Funds, through the custodian or other contracted parties, receives delivery of the underlying collateral for each repurchase agreement. The Funds require the custodian or other contracted parties to take possession of all collateral for repurchase agreements. The Funds require the fair value of collateral underlying the repurchase agreement to be at least 102% of the repurchase price, including any accrued interest earned on the repurchase agreement. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited. There were no repurchase agreements held by the Ultra Short Mortgage Fund as of September 30, 2019.

The Funds may enter into transactions subject to enforceable netting arrangements (“netting arrangements”) under a repurchase agreement. Generally, netting arrangements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty. In addition, netting arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of September 30, 2019, the AAAMCO Ultrashort Financing Fund has invested in the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

The following table presents the repurchase agreements, which are subject to netting arrangements, as well as the collateral received related to those repurchase agreements.

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund Name	Counterparty	Weighted Average Days to Maturity	Gross Amounts of Asstes Presented In Statements of Assets and Liabilities	Financial Instruments*	Net Amount
AAAMCO Ultrashort Financing Fund
	Amherst Pierpont Securities, LLC	2.00	$30,000,000	$(30,000,000)	$—
	BCM High Income Fund, L.P.	Open	31,825,670	(31,825,670)	—
	BMO Capital Markets	Open	46,970,299	(46,970,299)	—
	Brean Capital	2.00	63,286,000	(63,286,000)	—
	Capstead Mortgage	2.00	112,566,000	(112,566,000)	—
	JVB Financial Group, LLC	15.53	99,440,878	(99,440,878)	—
	Nathan Hale Capital	Open	2,408,000	(2,408,000)	—
	Performance Trust	2.00	2,785,000	(2,785,000)	—
	Solomon Hess Opportunity Fund	Open	29,751,530	(29,751,530)	—
	Stifel Nicolaus & Co.	Open	99,998,958	(99,998,958)	—
	Total		$519,032,335	$(519,032,335)	$—

*	Collateral presented is disclosed up to the fair value of the asset; therefore, collateral received may be in excess of the collateral presented.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Asset Management Fund

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date:	November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David Bunstine
David Bunstine, President

Date:	November 26, 2019

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date:	November 26, 2019